Business Combination and Reverse Recapitalization (Details)		12 Months Ended
	Jun. 18, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares
Business Combination and Reverse Recapitalization [Line Items]
Shares of common stock (in Shares) | shares	1	506,589
Number of securities called by each warrant (in Shares) | shares	1
Exercise price (in Dollars per share) | $ / shares		$ 11.5
Exchange ratio	0.11205
Number of share fofeitured (in Shares) | shares		170,715
Redemption of shares (in Shares) | shares	2,000
Aggregate payment	$ 22,019
Business combination trust account		$ 5,580,000
Incurred transaction costs		2,726,183
Registration fees paid		295,000
Bonus expenses		872,922
Accrued interest liability		$ 280,000
Investor received shares (in Shares) | shares		614,125
Payback in shares		$ 2,456,500
Issuance of shares (in Shares) | shares		2,709,411
Debt extinguishment		$ 6,141,250
Fair value of the common stock (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Gross proceeds		$ 10,837,643
Excise tax liability		3,905,240
Franchise tax liability		8,428
Accrued tax liability		$ 3,913,668
Stock repurchase excise tax		1.00%
Excise tax liability written off		$ 3,905,240
Bridge Loan Agreements [Member]
Business Combination and Reverse Recapitalization [Line Items]
Aggregate principal amount		2,500,000
Cash payment		293,500
Equity interest		250,000
Repayment of debt		$ 43,500
Investor received shares (in Shares) | shares		614,125
Payback in shares		$ 2,456,500
Derecognized liability		$ 2,456,500
Issuance of shares (in Shares) | shares		614,125
Fair value of the common stock (in Dollars per share) | $ / shares		$ 14
PIPE Investments [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares		2,709,411
Fair value of the common stock (in Dollars per share) | $ / shares		$ 4
Warrant [Member]
Business Combination and Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.5
Continental Stock Transfer & Trust Co [Member]
Business Combination and Reverse Recapitalization [Line Items]
Fee paid		$ 271,079
Edgar Agents, LLC [Member]
Business Combination and Reverse Recapitalization [Line Items]
Fee paid		126,812
Unsecured Bridge Loan Agreements [Member]
Business Combination and Reverse Recapitalization [Line Items]
Unsecured loan		$ 2,850,000
Interest rate		20.00%
Public Shareholders [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	506,589
Officers and Director [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	6,698,333
Original Public Shareholders [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	1,345,001
ShoulderUp Bridge Loan [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	482,500
DLA Piper LLP [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	150,000
Legacy Common Stock [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	108,975,000
SAFE Note Holders [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	2,909,057
StartUpNV [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	11,205
Financial advisory expenses		$ 156,870
PIPE Investors [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	3,323,536
Business Combination [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares		508,589
Business Combination [Member] | Public and Private Warrants [Member]
Business Combination and Reverse Recapitalization [Line Items]
Number of assumed warrants (in Shares) | shares	15,654,983
Number of share fofeitured (in Shares) | shares	20,017
ShoulderUp [Member]
Business Combination and Reverse Recapitalization [Line Items]
Financial advisory expenses		$ 1,003,500
Bridge Loan Agreements [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares		614,125
Price per share (in Dollars per share) | $ / shares		$ 4
Minimum interest		10.00%
Minimum [Member]
Business Combination and Reverse Recapitalization [Line Items]
Provision for requiring payment		8.00%
Maximum [Member]
Business Combination and Reverse Recapitalization [Line Items]
Provision for requiring payment		10.00%
Common Stock [Member]
Business Combination and Reverse Recapitalization [Line Items]
Conversion of shares (in Shares) | shares	12,210,718